FINANCIAL INSTRUMENTS - Summary of Exclusion and Inclusion of Effects on Derivatives (Details) $ in Millions	Dec. 31, 2025 USD ($)
Disclosure of Derivative Contracts [Line items]
Financial investments, excluding the effect of derivatives, amount	$ 187.1
Financial investments, excluding the effect of derivatives, percent	100.00%
Financial investments, including the effect of derivatives, amount	$ 187.1
Financial investments, including the effect of derivatives, percent	100.00%
Loans and financing, excluding the effect of derivatives, amount	$ 254.5
Loans and financing, excluding the effect of derivatives, percent	100.00%
Loans and financing, including the effect of derivatives, amount	$ 254.5
Loans and financing, including the effect of derivatives, percent	100.00%
CDI
Disclosure of Derivative Contracts [Line items]
Financial investments, excluding the effect of derivatives, amount	$ 187.1
Financial investments, excluding the effect of derivatives, percent	100.00%
Financial investments, including the effect of derivatives, amount	$ 187.1
Financial investments, including the effect of derivatives, percent	100.00%
Loans and financing, excluding the effect of derivatives, amount	$ 3.8
Loans and financing, excluding the effect of derivatives, percent	1.49%
Loans and financing, including the effect of derivatives, amount	$ 3.8
Loans and financing, including the effect of derivatives, percent	1.49%
SIFMA
Disclosure of Derivative Contracts [Line items]
Loans and financing, excluding the effect of derivatives, amount	$ 18.1
Loans and financing, excluding the effect of derivatives, percent	7.11%
Loans and financing, including the effect of derivatives, amount	$ 18.1
Loans and financing, including the effect of derivatives, percent	7.11%
EURIBOR
Disclosure of Derivative Contracts [Line items]
Loans and financing, excluding the effect of derivatives, amount	$ 0.2
Loans and financing, excluding the effect of derivatives, percent	0.08%
Loans and financing, including the effect of derivatives, amount	$ 0.2
Loans and financing, including the effect of derivatives, percent	0.08%
SOFR
Disclosure of Derivative Contracts [Line items]
Loans and financing, excluding the effect of derivatives, amount	$ 196.8
Loans and financing, excluding the effect of derivatives, percent	77.33%
Loans and financing, including the effect of derivatives, amount	$ 205.2
Loans and financing, including the effect of derivatives, percent	80.63%
TR
Disclosure of Derivative Contracts [Line items]
Loans and financing, excluding the effect of derivatives, amount	$ 35.6
Loans and financing, excluding the effect of derivatives, percent	13.99%
Loans and financing, including the effect of derivatives, amount	$ 27.2
Loans and financing, including the effect of derivatives, percent	10.69%